SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 10, 2018	Aug. 23, 2018	Apr. 21, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Gain on disposition						$ (807,591)	$ 0
Cash - restricted				$ 286,043	$ 189,012	286,043	189,012	$ 198,943	$ 141,102
Asset management fee						116,115		116,115	116,115
Annual asset management fees				73,730		73,730		116,115
Lender reserve				148,546		148,546		0
Funds held for others				63,767		63,767		82,828	24,987
Loss on settlement				0	(30,055)	0	$ (281,907)	0	(71,245)
Allowance for trade receivables				0		0		0	0
Allowance for other accounts receivables				$ 0		$ 0		92,573	$ 640,000
Discount rate				10.00%		10.00%
Amortization expense				$ 179,318	0
KCC [Member]
Gain on disposition		$ 807,591
Disposed of non-operating assets		111,567
Asset retirement obligation		$ 919,158
KCC [Member] | Asset Acquisitions [Member]
Asset retirement obligation	$ 66,129
Commitment contingences description	KCC entered into a royalty agreement with the seller to be paid only upon coal extraction in the amount of $1.50 per extracted ton of coal.
Acquired assets anticipated life years	7 years
Capitalized mining rights amortized life years	7 years
Amortization expense				2,067	$ 0
McCoy [Member]
Asset retirement obligation								$ 3,561,848
McCoy [Member] | Asset Acquisitions [Member]
Mining Rights			$ 2,151,823
Vendor Payables			53,771
Asset retirement obligation			$ 2,098,052
Commitment contingences description			McCoy entered into a surface and mineral sub-lease in the amount of up to $4,000,000 to be paid only upon coal extraction at $2 per extracted ton of coal.
Acquired assets anticipated life years			5 years
Capitalized mining rights amortized life years			5 years
Annual royalty payable			$ 60,000
Description for royalty payments			McCoy will also pay a portion of the sales price as royalty with an annual minimum payment of $60,000 starting in January 2019
Point Rock [Member]
Mining Rights				2,151,823		$ 2,151,823
Vendor Payables				53,771		53,771
Asset retirement obligation				2,098,052		2,098,052
Wayland [Member]
Mining Rights				66,129		66,129
Asset retirement obligation				$ 66,129		$ 66,129